LEASES - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	$ 2,598	$ 1,149
Less - current maturities	890
Long-term lease liability	1,708
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	890
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	1,011
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	$ 697